Consolidated statement of comprehensive income (loss) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net income (loss)	kr (35,063)	kr 1,895	kr 13,673
Items that will not be reclassified to profit or loss
Remeasurements of defined benefits pension plans including asset ceiling	970	(1,766)	(2,026)
Tax on items that will not be reclassified to profit or loss	(547)	520	721
Available-for-sale interest-bearing securities
Gains/losses arising during the period	68	(7)
Reclassification adjustments on gains/losses included in profit or loss	5
Revaluation of other investments in shares and participations
Fair value remeasurement	99	(2)	457
Changes in cumulative translation adjustments	(3,378)	4,235	(604)
Share of other comprehensive income of joint ventures and associated companies		(362)	141
Tax on items that may be reclassified to profit or loss	(16)	1
Total other comprehensive income (loss), net of tax	(2,799)	2,619	(1,311)
Net income and total comprehensive income	(37,862)	4,514	12,362
Total comprehensive income (loss) attributable to:
Stockholders of the Parent Company	(37,987)	4,285	12,218
Non-controllinginterests	kr 125	kr 229	kr 144